Commitments and Contingencies (Details) - Schedule of future aggregate minimum lease payments	12 Months Ended
Sep. 30, 2021 USD ($)
Schedule of future aggregate minimum lease payments [Abstract]
2022	$ 269,248
2023	274,633
2024	256,355
Total future minimum lease payments	800,236
Less: imputed interest	(78,942)
Total operating lease liability	721,294
Less: operating lease liability - current	259,297
Total operating lease liability – non current	$ 461,997